Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A share Ordinary share	Ordinary share		Additional paid-in capital	Currency translation reserve	(Accumulated losses)/Retained earnings	Total
Balance at Mar. 31, 2023			$ 150,000		$ 652,637		$ 1,470,305	$ 2,272,942
Balance (in Shares) at Mar. 31, 2023			2,400,000	[1]
Dividends declared and paid to the former shareholders							(292,500)	(292,500)
Net loss for the year							(4,446)	(4,446)
Balance at Mar. 31, 2024			$ 150,000		652,637		1,173,359	1,975,996
Balance (in Shares) at Mar. 31, 2024	[1]		2,400,000
Net loss for the year							(230,515)	(230,515)
Balance at Mar. 31, 2025			$ 150,000		652,637		942,844	1,745,481
Balance (in Shares) at Mar. 31, 2025			2,400,000
Net loss for the year							(1,161,241)	(1,161,241)
Issuance of ordinary shares through public offering, net			$ 10,313		2,591,878			2,602,191
Issuance of ordinary shares through public offering, net (in Shares)			165,000
Share redesignation
Share redesignation (in Shares)		1,831,674	(1,831,674)
Cancellation of warrants					(80,000)			(80,000)
Reverse share split rounding adjustment (in Shares)		1	21
Issuance of ordinary shares			$ 97,701		1,262,299			1,360,000
Issuance of ordinary shares (in Shares)			1,563,219
Changes in currency translation reserve						(748)		(748)
Balance at Mar. 31, 2026			$ 258,014		$ 4,426,814	$ (748)	$ (218,397)	$ 4,465,683
Balance (in Shares) at Mar. 31, 2026		1,831,675	2,296,566

[1]	Giving retroactive effect to the 24,000,000 shares issued and outstanding following the share consolidation and share split on August 22, 2024, for all periods presented. Following the one-for-ten reverse share split effected on November 10, 2025, the 24,000,000 ordinary shares outstanding as of August 22, 2024 were retrospectively adjusted and presented as 2,400,000 ordinary shares.